Note 29 - Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Financial assets at amortized cost
Trade and other receivables	6,970	8,587	8,144	7,971
Cash and cash equivalents	8,604	2,824	7,129	4,522
Restricted cash	1,140	1,013	632	1,319
Total	16,714	12,424	15,905	13,812

Financial liabilities at amortized cost
Loans and borrowings	23,091	25,954	21,686	19,267
Trade and other payables	5,751	7,504	12,281	11,016
Total	28,842	33,458	33,967	30,283

Disclosure of detailed information about the maturity of financial liabilities [text block]
Year Ended June 30, 2021
(US dollars in thousands)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	5,751	5,751	-	-	-
Borrowings	22,096	411	11,424	10,261	-
Lease liabilities	995	669	326	-	-
Total	28,842	6,831	11,750	10,261	-
Year Ended June 30, 2020
(US dollars in thousands)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	7,504	7,504	-	-	-
Borrowings	24,598	688	23,873	37	-
Lease liabilities	1,356	649	654	53	-
Total	33,458	8,841	24,527	90	-
Year Ended June 30, 2019
(US dollars in thousands)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	12,281	12,281	-	-	-
Borrowings	23,397	3,859	19,538	-	-
Lease liabilities	1,991	692	1,077	222	-
Total	37,669	16,832	20,615	222	-
Year Ended March 31, 2019
(US dollars in thousands)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	11,016	11,016	-	-	-
Borrowings	22,480	2,556	19,924	-	-
Lease liabilities	290	147	143	-	-
Total	33,786	13,719	20,067	-	-